Stock-Based Compensation - Schedule of Restricted Stock Awards Activity (Details) - Restricted Stock Awards - shares	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSAs, beginning	517,293	517,293
Number of RSAs, Granted
Number of RSAs, Vested		(145,489)
Number of RSAs, ending balance	517,293	371,804